Leases (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating lease cost	¥ 4,902,615,000	¥ 3,377,389,000
Short-term lease cost	1,902,078,000	1,212,899,000
Total	6,804,693,000	4,590,288,000
Cash paid for operating leases	¥ 4,800,707,000	¥ 3,460,898,000
Lease expense			¥ 4,571,036,000